Annual Total Returns	0 Months Ended
Nov. 16, 2011
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(7.90%)
Annual Return 2002	(9.63%)
Annual Return 2003	25.95%
Annual Return 2004	10.85%
Annual Return 2005	3.22%
Annual Return 2006	9.73%
Annual Return 2007	6.39%
Annual Return 2008	(33.44%)
Annual Return 2009	33.17%
Annual Return 2010	19.05%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(12.00%)
Annual Return 2002	(27.76%)
Annual Return 2003	37.40%
Annual Return 2004	10.22%
Annual Return 2005	6.70%
Annual Return 2006	12.34%
Annual Return 2007	13.02%
Annual Return 2008	(40.85%)
Annual Return 2009	25.40%
Annual Return 2010	27.95%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(12.20%)
Annual Return 2002	(22.39%)
Annual Return 2003	28.28%
Annual Return 2004	10.73%
Annual Return 2005	4.82%
Annual Return 2006	15.65%
Annual Return 2007	5.37%
Annual Return 2008	(37.08%)
Annual Return 2009	26.41%
Annual Return 2010	14.88%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	6.06%
Annual Return 2002	(15.18%)
Annual Return 2003	38.35%
Annual Return 2004	22.33%
Annual Return 2005	7.46%
Annual Return 2006	14.90%
Annual Return 2007	(0.39%)
Annual Return 2008	(30.84%)
Annual Return 2009	25.52%
Annual Return 2010	26.06%